Organizations and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
PAPA Medical Inc. (the “Company”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 11, 2024
Place of incorporation	Delaware
Percentage of direct or indirect ownership by the Company	Parent Company
Principal Activities	Holding Company
Subsidiaries:
Date of incorporation	Jan. 11, 2024
Place of incorporation	Delaware
Principal Activities	Holding Company
PAPA Health Inc. (“PAPA Health”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 31, 2018
Place of incorporation	California
Principal Activities	Research and development, production and sales
Subsidiaries:
Date of incorporation	Jan. 31, 2018
Place of incorporation	California
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Research and development, production and sales
Cannapresso LAB Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 13, 2024
Place of incorporation	California
Principal Activities	Research and development, production and sales
Subsidiaries:
Date of incorporation	Feb. 13, 2024
Place of incorporation	California
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Research and development, production and sales
DEUS LAB INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 25, 2024
Place of incorporation	California
Principal Activities	Research and development, production and sales
Subsidiaries:
Date of incorporation	May 25, 2024
Place of incorporation	California
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Research and development, production and sales
QIK. INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 25, 2024
Place of incorporation	California
Principal Activities	Research and development, production and sales
Subsidiaries:
Date of incorporation	May 25, 2024
Place of incorporation	California
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Research and development, production and sales
AirICU INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 10, 2025
Place of incorporation	California
Principal Activities	Research and development, production and sales of medical nebulizers
Subsidiaries:
Date of incorporation	Feb. 10, 2025
Place of incorporation	California
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Research and development, production and sales of medical nebulizers